Other information about investments (Details 16)	12 Months Ended
Dec. 31, 2017
Joint Ventures One [Member]
Disclosure of subsidiaries [line items]
Company name	Gas Distribution Company of Thessaloniki - Thessaly SA
Registered office	Ampelokipi-Menemeni (Greece)
Operating office	Greece
Business segment	Gas & Power
% ownership interest	49.00%
% voting rights	49.00%
Joint Ventures Two [Member]
Disclosure of subsidiaries [line items]
Company name	Lotte Versalis Elastomers Co Ltd
Registered office	Yeosu (South Korea)
Operating office	South Korea
Business segment	Chemical
% ownership interest	50.00%
% voting rights	50.00%
Joint Ventures Three [Member]
Disclosure of subsidiaries [line items]
Company name	PetroJunín SA
Registered office	Caracas (Venezuela)
Operating office	Venezuela
Business segment	Exploration & Production
% ownership interest	40.00%
% voting rights	40.00%
Joint Ventures Four [Member]
Disclosure of subsidiaries [line items]
Company name	Saipem SpA
Registered office	San Donato Milanese (MI) (Italy)
Operating office	Italia
Business segment	Other Activities
% ownership interest	30.54%
% voting rights	31.00%
Joint Ventures Five [Member]
Disclosure of subsidiaries [line items]
Company name	Unión Fenosa Gas SA
Registered office	Madrid (Spain)
Operating office	Spain
Business segment	Gas & Power
% ownership interest	50.00%
% voting rights	50.00%
Joint Operations One [Member]
Disclosure of subsidiaries [line items]
Company name	Blue Stream Pipeline Co BV
Registered office	Amsterdam (Netherlands)
Operating office	Russia
Business segment	Gas & Power
% ownership interest	50.00%
% voting rights	50.00%
Joint Operations Two [Member]
Disclosure of subsidiaries [line items]
Company name	Mozambique Rovuma Venture SpA (former Eni East Africa SpA)
Registered office	San Donato Milanese (MI) (Italy)
Operating office	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
% voting rights	35.71%
Joint Operations Three [Member]
Disclosure of subsidiaries [line items]
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME) (Italy)
Operating office	Italy
Business segment	Refining & Marketing
% ownership interest	50.00%
% voting rights	50.00%
Associates [Member]
Disclosure of subsidiaries [line items]
Company name	Angola LNG Ltd
Registered office	Hamilton (Bermuda)
Operating office	Angola
Business segment	Exploration & Production
% ownership interest	13.60%
% voting rights	13.60%